Related-Party Transactions	12 Months Ended
Dec. 31, 2018
Related-Party Transactions [Abstract]
Related-Party Transactions

NOTE 14 – RELATED-PARTY TRANSACTIONS

Loans to principal officers, directors and their affiliates during 2018 were as follows:

Beginning balance	$5,470
New loans	-
Effect of changes in composition of related parties	-
Repayments	(1,798)
Ending balance	$3,672

All loans to related parties were made in the ordinary course of business under terms equivalent to those prevailing in the market for arm’s length transactions at the time of origination.

Deposits from principal officers, directors, and their affiliates at year-end 2018 and 2017 were $593 and $487, respectively.